Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2024	Aug. 02, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Retained deficit			$ 246,784,505		$ 246,784,505		$ 235,106,206	$ 208,187,210
Working capital deficiency			8,900,000		8,900,000		7,500,000
Loss from operations			5,889,694	$ 4,215,316	11,484,523	$ 7,370,404	25,167,116	55,873,771	$ 53,000,000.0
Loss from operations			(5,889,694)	(4,215,316)	(11,484,523)	(7,370,404)	(25,167,116)	(55,873,771)	$ (53,000,000.0)
FDIC deposit			12,970		12,970
Marketable securities			0		0		0	0
Allowance for uncollectible receivables			104,270		104,270		97,520
Prepaid advertising			2,000,000		2,000,000		2,000,000
Prepaid expenses			19,049,284		$ 19,049,284		$ 19,020,159	$ 19,409,323
Shares purchased					2,564,492		350,000	3,000
Description of income tax likelihood of unfavourable settlement					on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.		on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Net Income (Loss) Attributable to Parent			5,969,321	$ 4,218,088	$ 11,678,299	$ 7,478,525	$ 25,537,315	$ 59,999,072
Restricted Cash
Long-Term Line of Credit										$ 30,000,000
Advertising Expense							377,000	1,261,000
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables							84,520	$ 84,520
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Concentration risk credit risk uninsured deposits	13,356
AutoLotto [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage		4.00%
Ownership percentage		20.00%
Class A-1 Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares purchased		186,666
Maximum [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables			$ 6,750		$ 6,750
Maximum [Member] | Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables							$ 10,000